Juniata Valley Financial Corp. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2016
Juniata Valley Financial Corp. (Parent Company Only) [Abstract]
Condensed Balance Sheet

CONDENSED BALANCE SHEETS
(in thousands)
	December 31,
	2016	2015
ASSETS
Cash and cash equivalents	$96	$89
Investment in bank subsidiary	52,674	54,279
Investment in unconsolidated subsidiary	4,703	4,553
Investment securities available for sale	1,841	1,399
Other assets	469	143
TOTAL ASSETS	$59,783	$60,463

LIABILITIES
Accounts payable and other liabilities	$693	$501

STOCKHOLDERS' EQUITY	59,090	59,962
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$59,783	$60,463

Condensed Income Statement

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands)
	Years Ended December 31,
	2016	2015	2014
INCOME
Interest and dividends on investment securities available for sale	$59	$34	$32
Dividends from bank subsidiary	5,624	3,900	3,691
Income from unconsolidated subsidiary	222	238	236
Gain on sale of securities	166	19	-
Other non-interest income	-	1	1
TOTAL INCOME	6,071	4,192	3,960
EXPENSE
Merger-related expenses	66	279	-
Other non-interest expense	157	131	132
TOTAL EXPENSE	223	410	132
INCOME BEFORE INCOME TAXES AND EQUITY
IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY	5,848	3,782	3,828
Income tax expense	47	27	25
	5,801	3,755	3,803
Undistributed net income (loss) of subsidiary	(645)	(697)	413
NET INCOME	$5,156	$3,058	$4,216
COMPREHENSIVE INCOME	$4,150	$3,052	$3,678

Condensed Cash Flow Statement

CONDENSED STATEMENTS OF CASH FLOWS
(in thousands)
	Years Ended December 31,
	2016	2015	2014
Cash flows from operating activities:
Net income	$5,156	$3,058	$4,216
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net loss (income) of subsidiary	645	697	(413)
Realized gains on sales of investment securities	(166)	(19)	-
Equity in earnings of unconsolidated subsidiary, net of dividends of $55, $55 and $48	(167)	(183)	(188)
Stock-based compensation expense	67	57	47
Increase in other assets	(413)	(112)	(87)
Increase in taxes payable	191	72	65
Increase (decrease) in accounts payable and other liabilities	1	14	(20)
Net cash provided by operating activities	5,314	3,584	3,620

Cash flows from investing activities:
Purchases of available for sale securities	(470)	-	-
Proceeds from the sale of available for sale securities	252	9	-
Net cash received from acquisition	-	4	-
Net cash (used in) provided by investing activities	(218)	13	-

Cash flows from financing activities:
Cash dividends	(4,226)	(3,687)	(3,690)
Purchase of treasury stock	(927)	(63)	(222)
Common stock issued for stock plans	64	110	59
Net cash used in financing activities	(5,089)	(3,640)	(3,853)

Net increase (decrease) in cash and cash equivalents	7	(43)	(233)
Cash and cash equivalents at beginning of year	89	132	365
Cash and cash equivalents at end of year	$96	$89	$132